Financial instruments (Details 8) (Nonrecurring basis, CHF) In Billions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Total - at fair value
Assets and liabilities recorded at fair value
Loans	0.6	0.7
Level 3
Assets and liabilities recorded at fair value
Loans	0.6	0.7